Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	€ 1,758.8	€ 1,875.3
Cash inflow	800.0	0.0
Cash outflow	(436.0)	(32.0)
Interest accretion	2.2	5.2
Financial liabilities recognised as of acquisition date	19.6	0.4
Exchange movement	64.1	(71.7)
Fair value changes	0.0	0.0
Other non-cash adjustments	18.7	(18.4)
Closing balance	2,227.4	1,758.8
Interest accretion	2.2	5.2
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	3.3	4.1
Cash inflow	0.0	0.0
Cash outflow	(38.1)	(57.0)
Interest accretion	57.6	58.8
Financial liabilities recognised as of acquisition date	0.0	0.0
Exchange movement	(0.2)	0.9
Fair value changes	0.0	0.0
Other non-cash adjustments	(2.9)	(3.5)
Closing balance	19.7	3.3
Interest accretion	57.6	58.8
Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0.2	(0.2)
Cash inflow	0.3	0.0
Cash outflow	0.0	(2.2)
Interest accretion	0.0	0.0
Financial liabilities recognised as of acquisition date	0.0	0.0
Exchange movement	0.0	0.0
Fair value changes	(0.1)	2.6
Other non-cash adjustments	0.0	0.0
Closing balance	0.4	0.2
Interest accretion	0.0	0.0
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	72.3	15.3
Cash inflow	1.4	6.8
Cash outflow	(2.3)	(3.9)
Interest accretion	0.0	0.0
Financial liabilities recognised as of acquisition date	0.0	0.0
Exchange movement	0.0	0.0
Fair value changes	(44.0)	54.1
Other non-cash adjustments	(6.8)	0.0
Closing balance	20.6	72.3
Interest accretion	€ 0.0	€ 0.0